Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concentrations [Line Items]
Cash deposits (in Dollars)	$ 389	$ 508
Supplier Concentration Risk [Member] | Supplier One [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk percentage	41.30%	25.80%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk percentage	28.10%	13.00%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk percentage	25.50%	10.10%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage	38.60%	21.20%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage	18.60%	14.80%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage	8.90%	13.70%